Related Party Transactions - Narrative (Details)			1 Months Ended	12 Months Ended
		Jun. 15, 2020 USD ($)	Aug. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) home_game	Jun. 30, 2022 USD ($) home_game	Jun. 30, 2021 USD ($) home_game	Apr. 20, 2023 USD ($)	May 23, 2019 USD ($)
Related Party Transaction [Line Items]
Initial stated term (in years)				10 years
Term of right to use The Garden (in years)				35 years
Long-term debt, current				$ 16,250,000	$ 8,762,000
Revenues	[1]			$ 851,496,000	653,490,000	$ 81,812,000
605 LLC
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by parent				50.00%
Dolan Family Group
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by parent				62.20%
Related Party
Related Party Transaction [Line Items]
Revenues				$ 105,862,000	115,370,000	51,657,000
Sublease income				2,847,000	2,444,000	2,450,000
Eden Loan Agreement | Related Party
Related Party Transaction [Line Items]
Interest and fee income, loans and leases				3,177,000	2,117,000	1,888,000
TAO Subordinated Credit Agreement | TAOG Sub-Holdings
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity								$ 49,000,000
Line of credit facility, increase (decrease), net		$ 22,000,000
Proceeds from issuance of subordinated long-term debt		$ 19,000,000
TAO Subordinated Credit Agreement | Related Party
Related Party Transaction [Line Items]
Interest and fee income, loans and leases					4,420,000	4,525,000
BCE
Related Party Transaction [Line Items]
Long-term debt, current				$ 0	637,000
Class B Common Stock par value $0.01 per share | Dolan Family Group
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by parent				100.00%
Class A Common Stock par value $0.01 per share | Dolan Family Group
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by parent				4.30%
Dolan Family Group
Related Party Transaction [Line Items]
Common stock exercisable term				60 days
MSG Sports | Construction Of Hospitality Suites
Related Party Transaction [Line Items]
Face amount				$ 304,000
MSG Sports | Sponsorship Sales And Service Representation Agreements
Related Party Transaction [Line Items]
Revenues				19,063,000	17,570,000	13,584,000
MSG Sports | Merchandise Sales Revenue Sharing Arrangement
Related Party Transaction [Line Items]
Revenues				5,550,000	4,412,000
MSG Networks | Advertising Sales Representation
Related Party Transaction [Line Items]
Revenues				8,802,000	20,878,000	13,698,000
605 LLC | Related Party
Related Party Transaction [Line Items]
Subsidiary, related party contract agreement, term			3 years
605 LLC | Data Analytics Services
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			$ 750,000	272,000	0	$ 0
Sphere Entertainment | Related Party | DDTL Facility
Related Party Transaction [Line Items]
Face amount							$ 65,000,000
Sphere Entertainment | Transition Services Agreement
Related Party Transaction [Line Items]
Notes and other receivables				$ 27,494,000
Sphere Entertainment | Eden Loan Agreement | LIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate				350.00%
Sphere Entertainment | Eden Loan Agreement | Notes Payable, Other Payables
Related Party Transaction [Line Items]
Notes receivable, maximum lending capacity				$ 60,000,000
Knicks and Rangers
Related Party Transaction [Line Items]
Revenue not from customer					$ 68,072,000
Knicks and Rangers | The Garden
Related Party Transaction [Line Items]
Number of home games | home_game				96	98	69
Revenue not from customer				$ 68,068,000		$ 21,345,000

[1]	See Note 17. Related Party Transactions for further information on related party arrangements.